Schedule of summarized information of key subsidiaries Balance sheet (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
ASSETS	R$ 49,537,535	R$ 46,784,664
Current assets	11,189,872	11,407,431
Noncurrent assets	38,347,663	35,377,233
Current liabilities	7,979,993	9,654,392
Noncurrent liabilities	19,382,307	16,879,754
Equity	22,175,235	20,250,518	R$ 17,598,212	R$ 16,336,214
Dona Francisca [Member]
IfrsStatementLineItems [Line Items]
ASSETS	180,425	128,798
Current assets	13,570	14,562
Noncurrent assets	166,855	114,236
LIABILITIES	180,425	128,798
Current liabilities	19,938	4,452
Noncurrent liabilities	42,988	2,119
Equity	R$ 117,499	R$ 122,227
Investment interest - %	23.03%	23.03%
Investment book value	R$ 27,057	R$ 28,147
Foz Do Chopim [Member]
IfrsStatementLineItems [Line Items]
ASSETS	55,900	62,635
Current assets	13,308	33,378
Noncurrent assets	42,592	29,257
LIABILITIES	55,900	62,635
Current liabilities	2,495	34,723
Noncurrent liabilities
Equity	R$ 53,405	R$ 27,912
Investment interest - %	35.77%	35.77%
Investment book value	R$ 19,102	R$ 9,986